UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

May 31, 2011
unaudited

Bonds & notes —87.60%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 40.94%
Federal agency mortgage-backed obligations1 — 40.29%
Fannie Mae 3.309% 2017	$4,182	$4,285
Fannie Mae 10.50% 2018	803	959
Fannie Mae 6.00% 2021	153	167
Fannie Mae 4.50% 2023	7,225	7,681
Fannie Mae 5.50% 2023	18,784	20,399
Fannie Mae 4.00% 2024	18,243	19,077
Fannie Mae 4.00% 2024	13,383	13,995
Fannie Mae 6.00% 2024	1,870	2,068
Fannie Mae 3.00% 2025	1,329	1,325
Fannie Mae 3.00% 2025	966	963
Fannie Mae 3.50% 2025	20,457	20,890
Fannie Mae 3.50% 2025	20,424	20,857
Fannie Mae 3.50% 2025	19,486	19,899
Fannie Mae 3.50% 2025	8,617	8,796
Fannie Mae 3.50% 2025	7,738	7,902
Fannie Mae 3.50% 2025	5,717	5,838
Fannie Mae 3.50% 2025	3,878	3,961
Fannie Mae 3.50% 2025	3,865	3,947
Fannie Mae 3.50% 2025	3,848	3,930
Fannie Mae 3.50% 2025	2,888	2,949
Fannie Mae 3.50% 2025	1,893	1,934
Fannie Mae 3.50% 2025	1,816	1,855
Fannie Mae 3.50% 2025	1,702	1,739
Fannie Mae 3.50% 2025	970	990
Fannie Mae 3.50% 2025	969	989
Fannie Mae 3.50% 2025	968	988
Fannie Mae 3.50% 2025	963	984
Fannie Mae 3.50% 2025	568	580
Fannie Mae 3.50% 2025	522	533
Fannie Mae 3.50% 2025	279	285
Fannie Mae 3.50% 2025	79	80
Fannie Mae 4.00% 2025	8,443	8,818
Fannie Mae 10.83% 20252	1,706	2,019
Fannie Mae 3.00% 2026	28,420	28,328
Fannie Mae 3.00% 2026	2,609	2,603
Fannie Mae 3.00% 2026	1,259	1,255
Fannie Mae 3.50% 2026	51,336	52,423
Fannie Mae 3.50% 2026	33,214	33,917
Fannie Mae 3.50% 2026	18,409	18,799
Fannie Mae 3.50% 2026	16,244	16,582
Fannie Mae 3.50% 2026	7,820	7,985
Fannie Mae 3.50% 2026	4,372	4,463
Fannie Mae 6.00% 2026	106	117
Fannie Mae 6.50% 2027	3,641	4,120
Fannie Mae 6.50% 2027	3,223	3,647
Fannie Mae 5.00% 2028	3,932	4,215
Fannie Mae 6.00% 2028	5,180	5,706
Fannie Mae 6.00% 2028	3,103	3,418
Fannie Mae 6.00% 2028	1,200	1,321
Fannie Mae 4.00% 2029	15,454	15,896
Fannie Mae 8.00% 2031	1,644	1,882
Fannie Mae 2.418% 20332	1,118	1,163
Fannie Mae 5.50% 2033	6,980	7,603
Fannie Mae 2.697% 20352	963	1,008
Fannie Mae 5.444% 20362	2,503	2,656
Fannie Mae 5.50% 2036	140	152
Fannie Mae 5.537% 20362	3,830	4,101
Fannie Mae 6.00% 2036	4,964	5,478
Fannie Mae 5.363% 20372	3,914	4,139
Fannie Mae 5.50% 2037	22,894	24,870
Fannie Mae 5.50% 2037	7,974	8,666
Fannie Mae 5.511% 20372	1,265	1,341
Fannie Mae 6.00% 2037	4,768	5,254
Fannie Mae 6.00% 2037	2,812	3,098
Fannie Mae 6.00% 2037	1,026	1,132
Fannie Mae 6.00% 2037	816	901
Fannie Mae 6.00% 2037	659	726
Fannie Mae 6.00% 2037	596	658
Fannie Mae 6.50% 2037	3,822	4,310
Fannie Mae 6.50% 2037	2,625	2,967
Fannie Mae 6.50% 2037	2,373	2,647
Fannie Mae 6.50% 2037	2,213	2,467
Fannie Mae 6.50% 2037	906	1,011
Fannie Mae 7.00% 2037	3,005	3,345
Fannie Mae 7.00% 2037	2,910	3,239
Fannie Mae 7.00% 2037	1,509	1,679
Fannie Mae 7.00% 2037	143	159
Fannie Mae 7.50% 2037	322	360
Fannie Mae 5.487% 20382	5,412	5,727
Fannie Mae 5.50% 2038	35,832	38,890
Fannie Mae 5.50% 2038	11,674	12,671
Fannie Mae 5.50% 2038	10,954	11,890
Fannie Mae 5.50% 2038	7,916	8,600
Fannie Mae 5.50% 2038	7,111	7,718
Fannie Mae 6.00% 2038	35,536	39,152
Fannie Mae 6.00% 2038	6,821	7,500
Fannie Mae 6.00% 2038	4,572	5,037
Fannie Mae 6.00% 2038	2,491	2,745
Fannie Mae 6.00% 2038	2,385	2,627
Fannie Mae 6.00% 2038	2,235	2,440
Fannie Mae 6.00% 2038	1,835	2,022
Fannie Mae 6.00% 2038	1,343	1,480
Fannie Mae 6.50% 2038	6,257	7,059
Fannie Mae 7.00% 2038	4,342	4,833
Fannie Mae 3.58% 20392	6,432	6,768
Fannie Mae 3.773% 20392	1,691	1,781
Fannie Mae 6.00% 2039	5,490	6,038
Fannie Mae 3.146% 20402	3,729	3,863
Fannie Mae 3.50% 2040	45,901	44,460
Fannie Mae 3.50% 2040	37,415	36,240
Fannie Mae 3.50% 2040	28,472	27,578
Fannie Mae 4.00% 2040	36,671	36,987
Fannie Mae 4.00% 2040	35,692	35,999
Fannie Mae 4.00% 2040	30,196	30,456
Fannie Mae 4.00% 2040	23,137	23,337
Fannie Mae 4.00% 2040	19,344	19,511
Fannie Mae 4.00% 2040	17,360	17,510
Fannie Mae 4.00% 2040	11,132	11,228
Fannie Mae 4.00% 2040	8,477	8,560
Fannie Mae 4.00% 2040	5,936	5,988
Fannie Mae 4.00% 2040	1,186	1,198
Fannie Mae 4.50% 2040	21,106	21,967
Fannie Mae 4.50% 2040	8,940	9,320
Fannie Mae 4.50% 2040	8,727	9,081
Fannie Mae 4.50% 2040	8,493	8,854
Fannie Mae 4.50% 2040	6,867	7,160
Fannie Mae 4.50% 2040	2,488	2,593
Fannie Mae 4.50% 2040	2,392	2,494
Fannie Mae 4.50% 2040	1,986	2,066
Fannie Mae 4.50% 2040	755	787
Fannie Mae 4.50% 2040	521	543
Fannie Mae 5.00% 2040	47,969	51,162
Fannie Mae 6.00% 2040	6,570	7,239
Fannie Mae 3.50% 2041	26,813	25,971
Fannie Mae 3.50% 2041	20,099	19,468
Fannie Mae 4.00% 2041	69,957	70,560
Fannie Mae 4.00% 2041	59,112	59,621
Fannie Mae 4.00% 2041	44,613	44,997
Fannie Mae 4.00% 2041	31,170	31,438
Fannie Mae 4.00% 2041	28,905	29,154
Fannie Mae 4.00% 2041	24,115	24,323
Fannie Mae 4.00% 2041	17,496	17,647
Fannie Mae 4.00% 2041	8,723	8,798
Fannie Mae 4.00% 2041	4,645	4,691
Fannie Mae 4.00% 2041	4,114	4,149
Fannie Mae 4.00% 2041	2,979	3,008
Fannie Mae 4.50% 2041	190,125	197,552
Fannie Mae 4.50% 2041	63,368	65,936
Fannie Mae 4.50% 2041	46,435	48,410
Fannie Mae 4.50% 2041	31,500	32,612
Fannie Mae 4.50% 2041	23,214	24,155
Fannie Mae 4.50% 2041	13,955	14,520
Fannie Mae 4.50% 2041	13,015	13,569
Fannie Mae 4.50% 2041	9,491	9,895
Fannie Mae 4.50% 2041	6,987	7,285
Fannie Mae 4.50% 2041	6,794	7,070
Fannie Mae 4.50% 2041	1,788	1,864
Fannie Mae 4.50% 2041	1,243	1,296
Fannie Mae 5.00% 2041	150,260	159,957
Fannie Mae 6.50% 2041	5,750	6,494
Fannie Mae 6.399% 20472	540	581
Fannie Mae 6.62% 20472	2,379	2,561
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,663	1,726
Fannie Mae, Series 2001-4, Class NA, 11.632% 20252	884	996
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	748	850
Fannie Mae, Series 2001-20, Class E, 9.617% 20312	42	48
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,040	7,499
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	11,937	13,261
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	4,108	3,611
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,452	2,913
Fannie Mae, Series 2006-65, Class PF, 0.474% 20362	4,566	4,538
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	754	845
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,918	5,402
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,268	3,594
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	670	767
Government National Mortgage Assn. 10.00% 2019	461	540
Government National Mortgage Assn. 10.00% 2021	180	215
Government National Mortgage Assn. 3.50% 2025	12,165	12,580
Government National Mortgage Assn. 3.50% 2025	2,403	2,488
Government National Mortgage Assn. 3.50% 2025	849	879
Government National Mortgage Assn. 5.50% 2038	4,035	4,444
Government National Mortgage Assn. 6.00% 2038	3,645	4,072
Government National Mortgage Assn. 3.50% 20392	8,117	8,444
Government National Mortgage Assn. 4.00% 2039	4,150	4,263
Government National Mortgage Assn. 4.50% 2039	14,228	15,045
Government National Mortgage Assn. 4.50% 2039	7,276	7,698
Government National Mortgage Assn. 5.00% 2039	9,370	10,163
Government National Mortgage Assn. 4.00% 2040	18,162	18,657
Government National Mortgage Assn. 4.00% 2040	4,553	4,677
Government National Mortgage Assn. 4.00% 2040	1,793	1,842
Government National Mortgage Assn. 4.50% 2040	25,399	26,917
Government National Mortgage Assn. 4.50% 2040	15,960	16,887
Government National Mortgage Assn. 4.50% 2040	6,555	6,927
Government National Mortgage Assn. 4.50% 2040	4,692	4,959
Government National Mortgage Assn. 5.00% 2040	17,409	18,896
Government National Mortgage Assn. 5.00% 2040	5,904	6,404
Government National Mortgage Assn. 5.00% 2040	3,175	3,444
Government National Mortgage Assn. 5.00% 2040	1,693	1,839
Government National Mortgage Assn. 5.00% 2040	1,496	1,624
Government National Mortgage Assn. 3.50% 2041	8,689	8,534
Government National Mortgage Assn. 4.00% 2041	11,329	11,614
Government National Mortgage Assn. 4.00% 2041	804	826
Government National Mortgage Assn. 4.50% 2041	4,343	4,602
Government National Mortgage Assn. 5.922% 2058	16,710	18,401
Government National Mortgage Assn. 6.172% 2058	628	682
Government National Mortgage Assn. 6.22% 2058	8,510	9,292
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	8,854	9,106
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,893
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	11,019
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,339	4,785
Freddie Mac 4.50% 2024	3,837	4,071
Freddie Mac 3.50% 2025	22,104	22,586
Freddie Mac 10.00% 2025	656	772
Freddie Mac 6.00% 2026	4,282	4,720
Freddie Mac 6.00% 2027	8,767	9,664
Freddie Mac 2.71% 20352	4,251	4,444
Freddie Mac 5.858% 20362	7,232	7,783
Freddie Mac 5.932% 20372	651	692
Freddie Mac 6.50% 2037	1,859	2,070
Freddie Mac 6.50% 2037	424	472
Freddie Mac 4.827% 20382	2,818	3,033
Freddie Mac 5.181% 20382	2,790	2,997
Freddie Mac 5.50% 2038	2,299	2,505
Freddie Mac 6.00% 2038	20,770	22,946
Freddie Mac 6.00% 2038	5,383	5,947
Freddie Mac 3.154% 20402	4,298	4,445
Freddie Mac 3.40% 20412	14,930	15,382
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,410
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,006	2,172
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,350	3,524
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,965	1,988
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,250	4,326
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,748	3,878
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,200	4,312
Freddie Mac, Series 2289, Class NA, 11.71% 20202	446	512
Freddie Mac, Series 2289, Class NB, 11.124% 20222	129	146
Freddie Mac, Series 1567, Class A, 0.65% 20232	37	37
Freddie Mac, Series 2626, Class NG, 3.50% 2023	720	747
Freddie Mac, Series 1617, Class PM, 6.50% 2023	942	1,051
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,725	1,942
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,827	3,120
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	6,433	5,443
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,125	2,646
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,904	1,669
Freddie Mac, Series 3156, Class PF, 0.448% 20362	7,639	7,580
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,761	4,139
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,582	5,114
Freddie Mac, Series 3272, Class PA, 6.00% 2037	5,832	6,443
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	26,943	29,496
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	8,000	8,448
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	2,550	2,546
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	14,759	14,888
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.761% 20482,3	2,159	2,165
NGN, Series 2010-R2, Class 1A, 0.576% 20172,4	1,501	1,501
NGN, Series 2011-R3, Class 1A, 0.604% 20202	2,635	2,636
NGN, Series 2011-R1, Class 1A, 0.656% 20202	1,384	1,386
		2,596,732

Commercial mortgage-backed securities1 — 0.65%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,183
Fannie Mae, Series 2003-M2, Class D, 4.68% 20332	11,000	11,505
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	732	732
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	705	706
		42,126

Total mortgage-backed obligations		2,638,858

U.S. TREASURY BONDS & NOTES — 36.94%
U.S. Treasury 4.625% 2011	48,500	49,045
U.S. Treasury 5.00% 2011	1,900	1,919
U.S. Treasury 0.625% 2012	25,275	25,390
U.S. Treasury 1.00% 2012	57,250	57,664
U.S. Treasury 1.375% 2012	86,425	87,767
U.S. Treasury 1.375% 2012	46,140	46,796
U.S. Treasury 4.875% 2012	71,360	73,738
U.S. Treasury 1.125% 2013	100,440	101,770
U.S. Treasury 1.375% 2013	14,800	15,068
U.S. Treasury 1.375% 2013	4,380	4,455
U.S. Treasury 2.00% 2013	1,400	1,448
U.S. Treasury 3.125% 2013	26,500	28,040
U.S. Treasury 1.25% 2014	63,460	64,429
U.S. Treasury 2.00% 20145	30,691	33,410
U.S. Treasury 2.375% 2014	33,750	35,356
U.S. Treasury 2.375% 2014	1,800	1,885
U.S. Treasury 2.625% 2014	29,905	31,564
U.S. Treasury 1.75% 2015	5,900	6,008
U.S. Treasury 2.125% 2015	52,250	53,714
U.S. Treasury 4.25% 2015	18,500	20,734
U.S. Treasury 4.50% 2015	4,000	4,534
U.S. Treasury 11.25% 2015	11,400	15,630
U.S. Treasury 2.375% 2016	30,840	31,945
U.S. Treasury 4.50% 2016	19,500	22,144
U.S. Treasury 5.125% 2016	3,000	3,502
U.S. Treasury 7.50% 2016	2,600	3,371
U.S. Treasury 1.875% 2017	33,750	33,144
U.S. Treasury 2.50% 2017	141,250	144,715
U.S. Treasury 4.625% 2017	54,750	62,781
U.S. Treasury 8.875% 2017	23,250	32,539
U.S. Treasury 3.50% 2018	105,260	113,500
U.S. Treasury 2.125% 20195	12,882	14,613
U.S. Treasury 2.75% 2019	4,600	4,669
U.S. Treasury 3.125% 2019	138,070	143,301
U.S. Treasury 3.375% 2019	131,200	137,652
U.S. Treasury 8.125% 2019	9,690	13,677
U.S. Treasury 3.50% 2020	50,400	52,989
U.S. Treasury 3.625% 2020	64,200	68,381
U.S. Treasury 8.75% 2020	23,250	34,424
U.S. Treasury 7.875% 2021	6,500	9,220
U.S. Treasury 8.00% 2021	1,400	2,018
U.S. Treasury 8.125% 2021	2,200	3,178
U.S. Treasury 6.25% 2023	35,280	45,423
U.S. Treasury 7.125% 2023	45,300	62,181
U.S. Treasury 7.625% 2025	2,400	3,475
U.S. Treasury 6.00% 2026	13,000	16,469
U.S. Treasury 6.75% 2026	1,500	2,039
U.S. Treasury 5.25% 2028	16,190	19,093
U.S. Treasury 4.50% 2036	20,000	21,184
U.S. Treasury 4.50% 2038	2,800	2,951
U.S. Treasury 4.25% 2039	63,100	63,628
U.S. Treasury 4.375% 2039	6,000	6,169
U.S. Treasury 4.50% 2039	20,125	21,139
U.S. Treasury 3.875% 2040	137,500	129,453
U.S. Treasury 4.25% 2040	11,300	11,353
U.S. Treasury 4.375% 2040	99,500	102,189
U.S. Treasury 4.625% 2040	158,135	169,377
U.S. Treasury 4.75% 2041	11,925	13,021
		2,381,271

FEDERAL AGENCY BONDS & NOTES — 9.63%
Federal Home Loan Bank 0.875% 2012	48,750	49,078
Federal Home Loan Bank 1.75% 2012	108,605	110,541
Federal Home Loan Bank 1.625% 2013	19,500	19,930
Federal Home Loan Bank 3.625% 2013	10,000	10,686
Federal Home Loan Bank 2.375% 2014	16,500	17,153
Freddie Mac 0.163% 20112	10,000	10,003
Freddie Mac 1.125% 2012	69,825	70,501
Freddie Mac 2.50% 2014	13,000	13,600
Freddie Mac 3.00% 2014	22,750	24,148
Fannie Mae 3.625% 2011	10,000	10,073
Fannie Mae 6.125% 2012	10,000	10,450
Fannie Mae 1.00% 2013	75,250	75,833
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	33,702
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,197
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,775
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,920
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,846
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,186
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,802
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	20,500	20,952
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,302
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	3,742	4,056
Small Business Administration, Series 2001-20K, 5.34% 20211	1,397	1,504
Small Business Administration, Series 2001-20J, 5.76% 20211	697	755
Small Business Administration, Series 2001-20F, 6.44% 20211	2,379	2,598
Small Business Administration, Series 2003-20B, 4.84% 20231	5,627	6,014
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,360
Tennessee Valley Authority 5.25% 2039	9,250	10,107
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,174
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,159
Western Corp. 1.75% 2012	2,800	2,856
		621,261

ASSET-BACKED OBLIGATIONS1 — 0.09%
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,771	1,796
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,506	1,534
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,147	1,203
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,109	1,150
		5,683

Total bonds & notes (cost: $5,494,873,000)		5,647,073

Short-term securities — 14.59%

Federal Home Loan Bank 0.04%–0.15% due 6/1/2011–2/3/2012	270,700	270,668
Fannie Mae 0.04%–0.14% due 6/1–9/19/2011	262,550	262,526
U.S. Treasury Bills 0.051%–0.187% due 6/16–10/13/2011	209,200	209,155
Freddie Mac 0.12%–0.24% due 6/13–8/3/2011	75,800	75,796
Federal Farm Credit Banks 0.12% due 1/18/2012	54,600	54,548
Procter & Gamble International Funding S.C.A. 0.08% due 6/9/20113	40,000	39,999
Bank of America Corp. 0.09% due 6/1/2011	27,650	27,650

Total short-term securities (cost: $940,357,000)		940,342

Total investment securities (cost: $6,435,230,000)		6,587,415
Other assets less liabilities		(141,395)

Net assets		$6,446,020

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,598,000, which represented .92% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,501,000, which represented .02% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Mortgage-backed obligations	—	$2,637,357	$1,501	$2,638,858
U.S. Treasury bonds & notes	—	2,381,271	—	2,381,271
Federal agency bonds & notes	—	621,261	—	621,261
Asset-backed obligations	—	5,683	—	5,683
Short-term securities	—	940,342	—	940,342
Total	$—	$6,585,914	$1,501	$6,587,415

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2011 (dollars in thousands):

	Beginning value	Transfers		Unrealized	Ending value
	at 9/1/2010	into Level 3*	Sales	depreciation	at 5/31/2011
Investment securities	$—	$1,582	$(80)	$(1)	$1,501

Net unrealized depreciation during the period on Level 3 investment securities held at May 31, 2011 (dollars in thousands):					$(1)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$165,278
Gross unrealized depreciation on investment securities	(15,744)
Net unrealized appreciation on investment securities	149,534
Cost of investment securities for federal income tax purposes	6,437,881

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0711O-S29467

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 29, 2011